Borrowings (Details) - Schedule of Short Term and Long Term Borrowings - CNY (¥) ¥ in Thousands		Sep. 30, 2023	Mar. 31, 2023
Short-term borrowings
Short-term borrowings		¥ 47,430	¥ 53,935
Long-term borrowings
Long-term borrowings		7,410	7,950
Current portion of long-term borrowings		1,080	1,080
Non-current portion of long-term borrowings		6,330	6,870
Secured loan [Member]
Short-term borrowings
Short-term borrowings	[1]	7,300	7,800
PingAn Bank Co., Ltd. [Member]
Short-term borrowings
Short-term borrowings	[2]		2,000
China Resources Bank of Zhuhai Co., Ltd. Loan 1 [Member]
Short-term borrowings
Short-term borrowings	[3]	22,000	22,000
China Resources Bank of Zhuhai Co., Ltd. Loan 2 [Member]
Short-term borrowings
Short-term borrowings	[4]	2,000	2,000
Baosheng County Bank [Member]
Short-term borrowings
Short-term borrowings	[5]		2,400
WeBank Co., Ltd. 1 [Member]
Short-term borrowings
Short-term borrowings	[6]	1,373	1,990
WeBank Co., Ltd. 2 [Member]
Short-term borrowings
Short-term borrowings	[7]	762	1,000
WeBank Co., Ltd. 3 [Member]
Short-term borrowings
Short-term borrowings	[8]	995	1,745
China Resources SZITIC Trust Company Limited [Member]
Short-term borrowings
Short-term borrowings	[9]	3,000	3,000
Industrial and Commercial Bank of China (“ICBC”) Loan 1 [Member]
Short-term borrowings
Short-term borrowings	[10]	5,000	5,000
ICBC Loan 2 [Member]
Short-term borrowings
Short-term borrowings	[11]	5,000	5,000
Shenzhen Rural Commercial Bank loan 1 [Member]
Long-term borrowings
Long-term borrowings	[12]	5,950	6,370
Shenzhen Rural Commercial Bank loan 2 [Member]
Long-term borrowings
Long-term borrowings	[13]	¥ 1,460	¥ 1,580

[1]	In November 2020, UTime SZ and TCL Commercial Factoring (Shenzhen) Company Limited (“TCL Factoring”) executed a factoring agreement, pursuant to which UTime SZ received a revolving credit facility and may submit unlimited number of loan applications, so long as, among other conditions, the balance of the loan does not exceed the credit line. The annual effective interest rate range is from 8.0% to 9.0%. TCL Factoring has the right of recourse to UTime SZ, and as a result, these transactions were recognized as secured borrowings. UTime SZ agreed to pledge to TCL Factoring its accounts receivable from TCL Mobile Communication Company Limited (“TCL Huizhou”). This credit facility was also guaranteed respectively by Mr. Bao and UTime GZ, each for an amount up to RMB20 million. UTime SZ agreed not to withdraw, utilize or dispose the accounts receivables paid to it by TCL Huizhou without the prior consent of TCL Factoring. As of March 31, 2023 and September 30, 2023, UTime SZ obtained loans under the factoring agreement at the total amount of RMB7.8 million and RMB7.3 million, respectively.
[2]	In November 2021, UTime SZ entered into a credit agreement with PingAn Bank Co., Ltd. to borrow RMB2 million for a term of 3 years, with an annual effective rate of 12.96%. The loan is guaranteed by Mr. Bao and his spouse. The loan was repaid in May 2023.
[3]	On November 24, 2022, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB22 million as working capital at an annual effective interest rate of 5.5%. The loan is secured by the office owned by UTime SZ and guaranteed by UTime GZ, Mr. Bao and his spouse. The loan will be due in November 2023.
[4]	On December 5, 2022, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB2 million as working capital at an annual effective interest rate of 8.0%. The loan will be due on October 25, 2023.
[5]	On August 31, 2022, UTime SZ entered into a credit line agreement with Shenzhen Nanshan Baosheng County Bank Co., Ltd. (“Baosheng County Bank”) according to which Baosheng County Bank agreed to provide UTime SZ with a credit facility of up to RMB3 million with a one-year term from August 31, 2022 to August 31, 2023. On August 31, 2022, UTime SZ entered into a working capital loan agreement with Baosheng County Bank to borrow RMB3 million as working capital for one year at an annual effective interest rate of 8.0%. It is payable at monthly installment of RMB0.1 million from September 2021 to August 2022, with a balloon payment of the remaining balance in the last installment. The loan is secured by the office owned by UTime SZ and guaranteed by UTime Guangxi, Mr. Bao and his spouse. The loan was fully repaid in August 2023.
[6]	On May 19, 2022, UTime SZ entered into a credit line agreement with WeBank Co., Ltd. (“WeBank”) according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB1.99 million with a two-year term from May 19, 2022 to May 19, 2024, with an annual effective interest rate of 9.45%. The loan is guaranteed by Mr. Bao. As of March 31, 2023 and September 30, 2023, UTime SZ loans under the credit agreement was RMB1.99 million and RMB1.37 million, respectively.
[7]	On May 19, 2022, UTime SZ entered into a credit line agreement with WeBank according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB1 million with a two-year term from May 19, 2022 to May 19, 2024, with an annual effective interest rate of 9.45%. The loan is guaranteed by Mr. Bao. As of March 31, 2023 and September 30, 2023, UTime SZ loans under the credit agreement was RMB1 million and RMB0.8 million, respectively.
[8]	On May 18, 2022, UTime SZ entered into a credit line agreement with WeBank according to which WeBank agreed to provide UTime SZ with a credit facility of up to RMB3 million with a two-year term from May 18, 2022 to May 18, 2024, with an annual effective interest rate of 11.34%. The loan is guaranteed by Mr. Bao. As of March 31, 2023 and September 30, 2023, UTime SZ loans under the credit agreement was RMB1.7 million and RMB1.0 million, respectively.
[9]	On January 10, 2023, UTime SZ entered into a working capital loan agreement with China CITIC Bank, to borrow RMB3 million as working capital at an annual effective interest rate of 4.35%. The loan will be due in January 2024.
[10]	On December 2, 2022, UTime SZ entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”), to borrow RMB 5 million as working capital at an annual effective interest rate of 3.75%. The loan will be due in 12 months.
[11]	On December 7, 2022, UTime SZ entered into a loan agreement with ICBC, to borrow RMB 5 million as working capital at an annual effective interest rate of 3.75%. The loan will be due in 12 months.
[12]	On June 29, 2021, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB7 million for a term of 3 years, which is payable at monthly installment of RMB0.07 million from July 2022 to July 2024, with a balloon payment of the remaining balance in the last installment. The loan bears a fixed interest rate of 4.5% per annum. The loan was secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao. As of March 31, 2023 and September 30, 2023, the balance of the loan was RMB6.37 million and RMB5.95 million, respectively. Out of the total outstanding loan balance, current portion amounted were RMB0.84 million and RMB0.84 million, which is presented as current liabilities in the consolidated balance sheet and the remaining balance of RMB5.53 million and RMB5.11 million, which is presented as non-current liabilities in the consolidated balance sheet as of March 31, 2023 and September 30, 2023, respectively.
[13]	In July 2021, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB2 million for a term of 3 years, which is payable at monthly installment of RMB0.02 million from July 2021 to July 2024, with a balloon payment of the remaining balance in the last installment. The loan is secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao. As of March 31, 2023 and September 30, 2023, the balance of the loan are RMB1.58 million and RMB1.46 million, respectively. Out of the total outstanding loan balance, current portion amounted were RMB0.24 million and RMB0.24 million, which is presented as current liabilities in the consolidated balance sheet and the remaining balance of RMB1.34 million and RMB1.22 million, which is presented as non-current liabilities in the consolidated balance sheet as of March 31, 2023 and September 30, 2023, respectively.